Further detail of profit or loss - Schedule of Further detail of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
A. Research and development expenses
Payroll	$ 23,276	$ 33,462	$ 35,638
Share-based payment expenses	4,127	7,722	17,424
Materials for R&D use	1,853	6,584	6,881
Subcontractors	2,211	6,717	10,344
Patent registration	529	689	506
Depreciation	2,972	3,859	3,038
Rental fees and maintenance	785	1,081	642
Other	1,404	1,890	1,290
Research and development expenses	37,157	62,004	75,763
B. Sales and marketing expenses
Payroll	15,584	19,075	20,057
Share-based payment expenses	1,142	2,490	8,616
Marketing and advertising	5,096	4,685	5,057
Rental fees and maintenance	245	319	392
Travel abroad	1,808	2,555	2,567
Depreciation	1,716	1,369	1,502
Other	1,360	1,214	642
Sales and marketing expenses	26,951	31,707	38,833
C. General and administrative expenses
Payroll	13,542	14,032	9,321
Share-based payment expenses	7,749	8,448	4,940
Professional services	11,109	29,122	8,109
Office expenses	1,293	1,613	2,704
Travel abroad	1,368	674	743
Depreciation	1,413	926	563
Rental fees and maintenance	533	515	286
Other	3,052	2,924	2,199
General and administrative expenses	40,059	58,254	28,865
D. Other expenses (income), net
Other income	(486)	(3,774)
Other expenses	6,452	2,147	1,592
Other expenses (income), net	5,966	(1,627)	1,592
E. Finance income
Revaluation of liability in respect of government grants	967
Exchange rate differences		1,568
Revaluation of financial liabilities			4,516
Revaluation of financial assets at fair value through profit and loss		23,462
Bank interest	42,573	45,904	18,449
Finance income	43,540	70,934	22,965
F. Finance expenses
Exchange rate differences	705		16,135
Bank and other fees	95	245	148
Finance expenses in respect of lease liability	557	477	180
Revaluation of financial assets at fair value through profit and loss	52,256		62,791
Revaluation of financial liabilities	32	461
Revaluation of liability in respect of government grants		469	217
Finance expenses	$ 53,645	$ 1,652	$ 79,471